Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 19,292	$ 21,692	$ 10,868
Short-term investments	32,922
Accounts receivable, net	6,792	3,322	3,112
Inventory	5,716	5,380	3,496
Prepaid expenses and other	2,820	1,320	1,541
Total current assets	67,542	31,714	19,017
Restricted cash	180	180	180
Deferred offering costs		1,765
Property and equipment, net	3,223	3,674	5,196
Related party loans and other assets	348	73	191
Total assets	71,293	37,406	24,584
Current liabilities:
Accounts payable	2,874	2,865	1,650
Accrued liabilities	6,419	4,481	2,551
Deferred revenue, current portion	1,192	878	991
Deferred rent, current portion	598	764	714
Long-term debt, current portion	4,405	2,789	875
Total current liabilities	15,488	11,777	6,781
Deferred revenue, net of current portion	604	362	103
Deferred rent, net of current portion	1,502	1,903	2,685
Long-term debt, net of current portion	13,808	9,970	1,012
Preferred stock warrant liability		3,532	2,497
Total liabilities	31,402	27,544	13,078
Commitments and contingencies (Note 12)
Stockholders' (Deficit) Equity:
Preferred stock, value
Common stock, value	1
Additional paid in capital	157,890
Other comprehensive income	5
Accumulated deficit	(118,005)	(93,760)	(69,451)
Total stockholders' (deficit) equity	39,891	(93,760)	(69,451)
Total liabilities, mandatorily redeemable convertible preferred stock and stockholders' (deficit) equity	71,293	37,406	24,584
Series A Preferred Stock [Member]
Mandatorily redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		15,605	14,383
Series B Preferred Stock [Member]
Mandatorily redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		13,865	12,793
Series C Preferred Stock Member]
Mandatorily redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		38,592	35,614
Series D Preferred Stock [Member]
Mandatorily redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		20,323	18,167
Series E Preferred Stock [Member]
Mandatorily redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		$ 15,237